Cash and Cash equivalents and restricted cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and Cash equivalents and restricted cash
	December 31, 2018	June 30, 2019
Cash and cash equivalents	$141,851	$106,738
Restricted cash	20	167
Restricted cash, non-current	15,010	15,352
Total	$156,881	$122,257